Reinsurance (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Premiums
Direct	$ 890	$ 832	$ 808
Assumed			5
Ceded	(255)	212	241
Net	635	531	484
Life, accident and health insurance in force
Direct	216,002	209,732	208,920
Assumed	5	5	10
Ceded	59,895	60,499	64,755
Net	$ 156,112	$ 149,238	$ 144,175